Document and Entity Information Document	12 Months Ended
Dec. 31, 2018 shares
Document And Entity Information [Abstract]
Entity Registrant Name	HSBC HOLDINGS PLC
Entity Central Index Key	0001089113
Document Period End Date	Dec. 31, 2018
Document Type	20-F
Entity Filer Category	Large Accelerated Filer
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Entity Current Reporting Status	Yes
Entity Well Known Seasoned Filer	Yes
Amendment Flag	false
Shares outstanding (in shares)	20,360,841,496